Employee Benefits - Summary of Total Amount Recognized in Other Comprehensive Income for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member]
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	₨ 128,212.1	$ 1,967.1	₨ 174,893.2	₨ 96,259.4
Restriction of Pension asset (as per IFRIC 14)	(13,928.1)	(213.7)	(13,928.1)	(13,928.1)
Onerous obligation, excluding amounts included in interest expenses	(8,650.4)	(132.7)	(8,650.4)	(8,475.1)
Total amount recognized in other comprehensive income	₨ 105,633.6	$ 1,620.7	₨ 152,314.7	₨ 73,856.2